Schedule II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2014
Schedule II VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2014, 2013 and 2012, in millions:

Allowance for Doubtful Accounts:

	Balance at Beginning of Year	Provisions Charged to Earnings	Write-Offs	Translation Adjustments	Reclassifications and Other	Balance at End of Year
2014	$118.6	$18.9	$(15.8)	$(11.5)	$1.2	$111.4
2013	118.0	24.1	(26.4)	2.6	0.3	118.6
2012	108.6	29.2	(23.2)	2.9	0.5	118.0